Investments - Gross Unrealized Losses and Fair Value of Available-for-Sale and Held-to-Maturity Securities, Aggregated by Length of Time that Individual Securities Have Been in a Continuous Unrealized Loss Position (Parenthetical) (Detail) - JPY (¥)
¥ in Millions
		Mar. 31, 2026	Mar. 31, 2025
Gain (Loss) on Securities [Line Items]
Fair value, available-for-sale securities		¥ 17,658,445	¥ 11,011,377
Debt securities | Agency mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Fair value, available-for-sale securities	[1]	281,815	308,626
Debt securities | Japanese agency mortgage-backed securities | Agency mortgage-backed securities
Gain (Loss) on Securities [Line Items]
Fair value, available-for-sale securities		¥ 281,815	¥ 308,626

[1]	Agency mortgage-backed securities presented in this line consist of Japanese agency mortgage-backed securities, of which the fair values were ¥308,626 million at March 31, 2025, and ¥281,815 million at March 31, 2026. All Japanese agency mortgage-backed securities are issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.